                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                  811-21249

                     (Investment Company Act File Number)

             Federated Premier Intermediate Municipal Income Fund
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 11/30/05

              Date of Reporting Period: Six months ended 5/31/05
                                        ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Premier Municipal Income Fund

Federated Premier Intermediate Municipal Income Fund

3RD SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Federated Investors'
Closed-End Municipal Funds

Established 2002

FINANCIAL HIGHLIGHTS
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Federated Premier Municipal Income Fund (FMN)

(For a Common Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2005		Year Ended 11/30/2004		Period Ended 11/30/2003	[1]
Net Asset Value, Beginning of Period	$14.66		$14.56		$14.33
Income From Investment Operations:
Net investment income	0.56	[2]	1.13	[2]	0.98	[2]
Net realized and unrealized gain on investments, swap contracts and futures contracts	0.64		0.07		0.32
Distributions to preferred shareholders from net investment income	(0.09	) [3]	(0.10	) [3]	(0.08	) [3]
TOTAL FROM INVESTMENT OPERATIONS	1.11		1.10		1.22
Less Distributions to Common Shareholders:
From net investment income	(0.50)		(1.00)		(0.84)
Capital Charges With Respect to Issuance of:
Common shares	--		--		(0.03)
Preferred shares	--		--		(0.12)
TOTAL CAPITAL CHARGES	--		--		(0.15)
Net Asset Value, End of Period	$15.27		$14.66		$14.56
Market Price, End of Period	$14.92		$14.31		$14.25
Total Return at Net Asset Value [4]	7.71%		8.05%		7.70%
Total Return at Market Price [5]	7.88%		7.76%		0.70%

Ratios to Average Net Assets:
Expenses [6]	0.85	% [7]	0.85%		0.77	% [7]
Net investment income [8]	6.37	% [7]	7.13%		6.68	% [7]
Expense waiver/reimbursement [9]	0.13	% [7]	0.17%		0.12	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$93,362		$89,590		$88,951
Portfolio turnover	1%		12%		54%

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares

	Total Amount Outstanding	Asset Coverage per Share	Minimum Required Asset Coverage per Share	Involuntary Liquidating Preference per Share	Average Market Value per Share
5/31/2005	$53,675,000	$68,485	$50,018	$25,009	$25,000
11/30/2004	$53,675,000	$66,728	$50,010	$ 25,005	$25,000
11/30/2003 [10]	$53,675,000	$66,430	$50,004	$25,002	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Based on average shares outstanding.

3 The amounts shown are based on Common Share equivalents.

4 Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized. Total returns for the periods ended November 30, 2004 and 2003 were calculated utilizing the average price paid per share at the time of reinvestment. If net asset value had been utilized, the total returns would have been 7.89% and 7.67%.

5 Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment. Total returns for periods of less than one year are not annualized.

6 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

7 Computed on an annualized basis.

8 Ratios reflect reductions for dividend payments to preferred shareholders.

9 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

10 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Financial Highlights -Federated Premier Intermediate Municipal Income Fund (FPT)

(For a Common Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2005		Year Ended 11/30/2004		Period Ended 11/30/2003	[1]
Net Asset Value, Beginning of Period	$14.53		$14.65		$14.33
Income From Investment Operations:
Net investment income	0.46		0.90	[2]	0.79	[2]
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	0.12		(0.14)		0.40
Distributions to preferred shareholders from net investment income	(0.09	) [3]	(0.10	) [3]	(0.08	) [3]
TOTAL FROM INVESTMENT OPERATIONS	0.49		0.66		1.11
Less Distributions to Common Shareholders:
From net investment income	(0.39)		(0.78)		(0.64)
Capital Charges With Respect to Issuance of:
Common shares	--		--		(0.03)
Preferred shares	--		--		(0.12)
TOTAL CAPITAL CHARGES	--		--		(0.15)
Net Asset Value, End of Period	$14.63		$14.53		$14.65
Market Price, End of Period	$13.34		$13.50		$13.47
Total Return at Net Asset Value [4]	3.42%		5.03%		7.05%
Total Return at Market Price [5]	1.75%		6.14%		(5.97)%

Ratios to Average Net Assets:
Expenses [6]	0.89	% [7]	0.89%		0.80	% [7]
Net investment income [8]	5.10	% [7]	5.51%		5.20	% [7]
Expense waiver/reimbursement [9]	0.06	% [7]	0.07%		0.04	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$101,609		$100,908		$101,782
Portfolio turnover	7%		11%		41%

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares

	Total Amount Outstanding	Asset Coverage per Share	Minimum Required Asset Coverage per Share	Involuntary Liquidating Preference per Share	Average Market Value per Share
5/31/2005	$61,025,000	$66,626	$50,026	$25,013	$25,000
11/30/2004	$61,025,000	$66,339	$50,016	$25,008	$25,000
11/30/2003 [10]	$61,025,000	$66,697	$50,008	$25,004	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Based on average shares outstanding.

3 The amounts shown are based on Common Share equivalents.

4 Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized. Total returns for the periods ended November 30, 2004 and 2003 were calculated utilizing the average price paid per share at the time of reinvestment. If net asset value had been utilized, the total returns would have been 4.63% and 6.83%.

5 Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment. Total returns for periods of less than one year are not annualized.

6 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

7 Computed on an annualized basis.

8 Ratios reflect reductions for dividend payments to preferred shareholders.

9 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

10 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Federated Premier Municipal Income Fund - Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	38.9%	Aaa	42.3%
AA	1.5%	Aa	0.0%
A	5.8%	A	4.9%
BBB	20.0%	Baa	23.4%
BB	1.1%	Ba	0.0%
B	1.4%	B	1.0%
Not Rated by S&P	31.3%	Not Rated by Moody's	28.4%
TOTAL	100.0%	TOTAL	100.0%

At May 31, 2005, the Fund's top six sector exposures 3 were as follows:

Sector Composition	Percentage of Total Investments [2]
Insured	38.6%
Hospital	17.6%
Lifecare	9.0%
Special Tax	8.1%
Prerefunded	6.9%
Education	4.4%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 20.1% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's adviser. For securities that have been enhanced by a third-party, such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Prerefunded securities are those whose debt is paid from escrowed funds, usually U.S. government securities.

Portfolio of Investments - Federated Premier Municipal Income Fund

May 31, 2005 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--99.9%
		Alabama--1.5%
$2,000,000		Jefferson County, AL Sewer System, Capital Improvement Warrants (Series 2002D), 5.25% (U.S. Treasury PRF 8/1/2012 @100), 2/1/2026	AAA/Aaa/AAA		$2,241,860
		Arizona--2.2%
500,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facilities Tax Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2024	NR/Aaa/AAA		537,840
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.375% (MBIA Insurance Corp. INS), 7/1/2022	NR/Aaa/AAA		1,112,380
750,000		Tempe, AZ IDA, Senior Living Revenue Bonds (Series A), 6.75% (Friendship Village of Tempe), 12/1/2030	NR		771,457
750,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	NR		831,420
		TOTAL			3,253,097
		Arkansas--0.8%
1,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB/Baa2/BBB		1,138,420
		California--5.3%
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375% (Original Issue Yield: 5.48%), 5/1/2022	BBB+/A2/A		1,093,420
2,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2020	A/A3/A-		2,201,960
1,000,000		California State, UT GO Bonds, 5.25%, 10/1/2020	A/A3/A-		1,103,090
250,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa3/BBB		273,132
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	BBB/Baa3/BBB		883,042
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		California--continued
$500,000		La Verne, CA, Revenue Certificates of Participation (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	BBB-/NR/NR		$554,970
1,500,000		Upland, CA Public Financing Authority, Water System Improvement Lease Revenue Bonds (Issue of 2003), 5.00% (AMBAC INS), 10/1/2027	AAA/Aaa/AAA		1,592,775
		TOTAL			7,702,389
		Colorado--4.0%
725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	NR		733,395
1,000,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	NR		1,011,150
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	BB+/NR/NR		539,305
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2002A), 6.125% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 6.40%), 12/1/2033	BBB+/NR/BBB+		1,095,260
250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, 12/1/2034	NR		256,905
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	NR		543,620
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (Original Issue Yield: 6.28%), 12/1/2033	BBB/ Baa3/NR		1,105,970
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (Original Issue Yield: 7.05%), 12/1/2024	NR		552,390
		TOTAL			5,837,995
		Connecticut--2.4%
1,250,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033	BBB+/NR/NR		1,337,400
2,000,000		Connecticut State Transportation Infrastructure Authority, Transportation Infrastructure Special Tax Revenue Bonds (Series 2002B), 5.00% (AMBAC INS), 12/1/2022	AAA/Aaa/AAA		2,136,500
		TOTAL			3,473,900
		District of Columbia--1.9%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	BBB/Baa3/BBB		2,772,225
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Florida--7.2%
$600,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.60% (Nova Southeastern University)/(Original Issue Yield: 5.625%), 4/1/2029	BBB/Baa2/BBB+		$635,160
1,000,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		1,112,190
400,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		442,904
1,490,000		Citrus County, FL Hospital Board, Revenue Refunding Bonds, 6.375% (Citrus Memorial Hospital)/(Original Issue Yield: 6.50%), 8/15/2032	NR/Baa3/BBB		1,645,899
1,305,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	NR		1,410,431
2,000,000		Jacksonville, FL Sales Tax, Revenue Bonds (Series 2003), 5.00% (MBIA Insurance Corp. INS), 10/1/2024	AAA/Aaa/AAA		2,152,640
400,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.00%, 5/1/2024	NR		417,792
400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	NR		423,456
1,000,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	NR/Baa3/BBB-		1,117,860
1,075,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	NR		1,136,382
		TOTAL			10,494,714
		Hawaii--1.1%
1,400,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	NR		1,610,602
		Illinois--4.0%
1,000,000		Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	NR		1,026,210
2,500,000		Chicago, IL Sales Tax, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.385%), 1/1/2028	AAA/Aaa/AAA		2,660,450
1,000,000		Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	NR		1,043,780
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	NR/Baa1/NR		1,051,290
		TOTAL			5,781,730
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Kansas--2.2%
$3,000,000		Wichita, KS Water & Sewer Utility, Revenue Bonds (Series 2003), 5.00% (FGIC INS), 10/1/2021	AAA/Aaa/AAA		$3,256,260
		Kentucky--1.1%
1,500,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	NR/NR/BBB+		1,661,745
		Massachusetts--3.0%
950,000		Commonwealth of Massachusetts, General Obligation Ltd, 5.25% (U.S. Treasury PRF 1/1/2013 @100), 1/1/2022	AAA/Aaa/AAA		1,058,860
2,000,000		Massachusetts Development Finance Agency, Revenue Bonds, 5.75% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2033	BBB/Baa1/NR		2,138,460
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	BBB-/NR/NR		1,109,000
		TOTAL			4,306,320
		Michigan--4.7%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.) (U.S. Treasury PRF 5/1/2012 @100), 5/1/2018	AAA/Baa2/NR		2,315,840
1,000,000		Detroit, MI Sewage Disposal System, Refunding Senior Lien Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2024	AAA/Aaa/AAA		1,075,680
2,375,000		Melvindale-Northern Allen Park, MI School District, Building & Site LT GO Bonds, 5.00% (FSA INS), 5/1/2023	AAA/Aaa/AAA		2,532,320
900,000		West Bloomfield, MI School District, School Building & Site UT GO Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.35%), 5/1/2021	AAA/Aaa/AAA		965,088
		TOTAL			6,888,928
		Minnesota--0.7%
900,000		St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/ (Original Issue Yield: 7.50%), 8/1/2029	NR		946,359
		Mississippi--1.7%
2,000,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	BBB/Baa2/NR		2,440,980
		Missouri--0.4%
500,000		Missouri Development Finance Board, Infrastructure Facilities Bonds (Series 2003A), 5.50% (Branson, MO)/(Original Issue Yield: 5.56%), 12/1/2032	BBB+/Baa1/NR		530,060
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Nevada--2.4%
$650,000	[2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	NR		$679,666
645,000		North Las Vegas, NV Special Improvement District No. 60, Local Improvement Special Assessment Bonds (Series 2002), 6.40% (Aliante), 12/1/2022	NR		665,801
2,000,000		Truckee Meadows, NV Water Authority, Water Revenue Bonds (Series 2001A), 5.00% (FSA INS)/(Original Issue Yield: 5.36%), 7/1/2025	AAA/Aaa/AAA		2,113,620
		TOTAL			3,459,087
		New Hampshire--2.3%
3,000,000		Manchester, NH School Facilities, Revenue Bonds, 5.50% (U.S. Treasury PRF 6/1/2013 @ 100), 6/1/2028	AAA/Aaa/AAA		3,407,010
		New Jersey--1.8%
500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	BBB/Baa2/BBB		540,775
300,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.80% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.82%), 11/1/2031	NR/NR/BBB-		316,935
600,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	B+/NR/BB		600,738
1,000,000		New Jersey State Educational Facilities Authority, Revenue Bonds, Project C, 6.50% (Georgian Court College), 7/1/2033	BBB+/Baa1/NR		1,142,600
		TOTAL			2,601,048
		New Mexico--0.6%
750,000	[2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	NR/NR/AAA		811,478
		New York--5.4%
750,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	NR		786,593
750,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.25%), 7/1/2022	NR/Baa1/NR		788,378
3,000,000		Metropolitan Transportation Authority, NY, Service Contract Revenue Refunding Bonds, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.14%), 7/1/2022	AAA/Aaa/AAA		3,194,790
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		New York--continued
$800,000	[2]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	NR		$823,496
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/ (Radian Asset Assurance INS), 7/1/2019	AA/NR/NR		2,217,780
		TOTAL			7,811,037
		North Carolina--3.5%
1,000,000		Appalachian State University, NC, Revenue Bonds, (Series 2003A), 5.125% (FGIC INS), 5/1/2021	NR/Aaa/AAA		1,093,400
1,000,000		Haywood County, NC Industrial Facilities & Pollution Control Financing Authority, Refunding Revenue Bonds, 6.00% (Champion International Corp.), 3/1/2020	NR/Baa2/NR		1,038,120
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	BBB/Baa2/BBB+		1,071,240
800,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	NR/Baa1/NR		815,376
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 1/1/2019	AAA/Aaa/AAA		1,094,040
		TOTAL			5,112,176
		North Dakota--3.0%
2,000,000		Fargo, ND, Health System Revenue Bonds (Series 2000A), 5.60% (Meritcare Obligated Group)/(FSA INS)/ (Original Issue Yield: 5.70%), 6/1/2021	AAA/Aaa/NR		2,191,160
2,000,000		Ward County, ND Health Care Facility, Revenue Bonds (Series A), 6.25% (Trinity Obligated Group, ND)/(Original Issue Yield: 6.375%), 7/1/2026	BBB+/NR/NR		2,107,900
		TOTAL			4,299,060
		Ohio--0.7%
1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3/BBB-		1,045,980
		Pennsylvania--3.2%
1,165,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B1/B+		1,406,598
200,000		Allegheny County, PA HDA, Revenue Bonds, (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		130,612
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,295,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	NR		$1,406,253
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	A+/NR/A		555,880
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 12/1/2023	AAA/Aaa/AAA		1,108,320
		TOTAL			4,607,663
		South Carolina--5.5%
1,000,000		Clemson University, SC, University Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 5/1/2023	AAA/Aaa/AAA		1,067,000
1,940,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series2004A), 5.375% (FGIC INS), 6/1/2023	AAA/Aaa/NR		2,150,005
2,500,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	A-/A3/A-		2,661,100
2,000,000		South Carolina State Public Service Authority, Refunding Revenue Bonds (Series 2002D), 5.00% (Santee Cooper)/(FSA INS), 1/1/2020	AAA/Aaa/AAA		2,163,620
		TOTAL			8,041,725
		South Dakota--1.3%
1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	A-/NR/NR		1,861,125
		Tennessee--3.9%
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital Revenue Refunding Bonds (Series A), 7.50% (Mountain States Health Alliance), 7/1/2025	BBB+/ Baa2/BBB-		2,410,960
1,535,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 5.75% (East Tennessee Children's Hospital)/(Original Issue Yield: 5.90%), 7/1/2033	BBB+/Baa1/NR		1,646,027
1,500,000		Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	NR/Baa3/NR		1,590,195
		TOTAL			5,647,182
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Texas--9.7%
$600,000		Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/(Original Issue Yield: 7.25%), 11/15/2033	NR		$645,432
700,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	NR		760,578
2,500,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004A), 5.25% (FGIC INS), 5/15/2023	AAA/Aaa/AAA		2,728,325
200,000		Matagorda County, TX Navigation District Number One, Collateralized Refunding Revenue Bonds, 5.60% (Centerpoint Energy Houston Electric), 3/1/2027	BBB/Baa2/BBB		209,658
4,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.25% (Children's Medical Center of Dallas)/(AMBAC INS)/(Original Issue Yield: 5.35%), 8/15/2022	AAA/Aaa/AAA		4,324,480
1,350,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/ (Original Issue Yield: 7.75%), 11/15/2029	NR		1,463,738
1,050,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (TXU Energy), 8/1/2022	BBB/Baa2/BBB		1,158,024
335,000		Sabine River Authority, TX, Refunding PCR Bonds (Series 2003A), 5.80% (TXU Energy), 7/1/2022	BBB/Baa2/NR		361,013
1,300,000		Texas State University System, Refunding Revenue Bonds, 5.00% (FSA INS), 3/15/2020	AAA/Aaa/AAA		1,382,901
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.75% (Mother Frances Hospital)/(Original Issue Yield: 5.84%), 7/1/2027	NR/Baa1/BBB+		1,066,090
		TOTAL			14,100,239
		Virginia--3.5%
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	NR		1,052,050
1,280,000		Hampton, VA Convention Center, Revenue Bonds, 5.125% (AMBAC INS), 1/15/2028	AAA/Aaa/AAA		1,359,834
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/ (Original Issue Yield: 7.625%), 12/1/2032	NR		1,538,838
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	BBB/Baa3/NR		1,086,250
		TOTAL			5,036,972
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Washington--5.1%
$1,000,000		Everett, WA, LT GO Refunding Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2020	NR/Aaa/AAA		$1,069,590
1,910,000		King County, WA Public Hospital District No. 1, Refunding LT GO Bonds, 5.00% (FSA INS)/ (Original Issue Yield: 5.17%), 12/1/2021	AAA/Aaa/AAA		2,037,512
2,000,000		Washington State, UT GO Bonds (Series 2002B), 5.00% (FSA INS)/(Original Issue Yield: 5.05%), 1/1/2021	AAA/Aaa/AAA		2,119,440
2,000,000		Washington State, Various Purpose UT GO Bonds (Series 2002A), 5.00% (FSA INS)/(Original Issue Yield: 5.09%), 7/1/2022	AAA/Aaa/AAA		2,125,840
		TOTAL			7,352,382
		Wisconsin--3.8%
3,000,000		Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health Care)/ (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.38%), 2/15/2032	AAA/Aaa/AAA		3,201,060
160,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Southeastern Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	BBB+/NR/NR		171,632
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.75%), 7/1/2023	NR		521,320
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	NR		518,295
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	NR		1,054,070
		TOTAL			5,466,377
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $134,992,390)			144,998,125
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--0.1%
		Tennessee--0.1%
$200,000		Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ) (AT AMORTIZED COST)	NR/VMIG1/NR		$200,000
		TOTAL INVESTMENTS--100% (IDENTIFIED COST $135,192,390) [3]			145,198,125
		OTHER ASSETS AND LIABILITIES--NET			1,839,361
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES			(53,675,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS			$93,362,486

At May 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Current credit ratings provided by Standard & Poor's, Moody's Investors Service, and Fitch Ratings, respectively.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $3,869,734 which represents 2.7% of total market value.

3 The cost of investments for federal tax purposes amounts to $135,192,079.

Note: The categories of investments are shown as a percentage of total market value at May 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Securities Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Federated Premier Intermediate Municipal Income Fund - Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	38.1%	Aaa	41.0%
AA	3.1%	Aa	1.4%
A	7.4%	A	8.9%
BBB	16.3%	Baa	18.0%
BB	2.8%	Ba	1.4%
B	1.6%	B	1.1%
Not Rated by S&P	30.7%	Not Rated by Moody's	28.2%
TOTAL	100.0%	TOTAL	100.0%

At May 31, 2005, the Fund's top six sector exposures 3 were as follows:

Sector Composition	Percentage of Total Investments [2]
Insured	42.1%
Hospital	14.1%
Special Tax	8.3%
Lifecare	8.0%
Electric and Gas	6.5%
General Obligation	5.1%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 19.7% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's adviser. For securities that have been enhanced by a third-party, such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

Portfolio of Investments - Federated Premier Intermediate Municipal Income Fund

May 31, 2005 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--99.3%
		Alabama--0.9%
$1,290,000		Fairfield, AL IDA, Environmental Improvement Revenue Bonds (Series 1995), 5.40% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011, maturity 11/1/2016	BBB+/Baa1/NR		$1,409,351
		Alaska--2.6%
3,815,000		Alaska State Housing Finance Corp., State Capitalization Project Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa/AAA		4,162,012
		Arizona--1.7%
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2010	NR/Aaa/AAA		1,088,450
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	NR		1,657,185
		TOTAL			2,745,635
		Arkansas--1.3%
1,000,000		Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical Center)/(Original Issue Yield: 7.40%), 2/1/2020	BBB/Baa2/BBB		1,125,930
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	A-/Baa1/BBB+		1,019,500
		TOTAL			2,145,430
		California--8.9%
1,250,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	NR/Baa3/NR		1,382,475
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014, maturity 7/1/2026	A-/Baa1/A-		604,861
4,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2014	A/A3/A-		4,436,280
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.25% (Original Issue Yield: 6.55%), 6/1/2033	BBB/Baa3/BBB		2,120,580
2,000,000		Oakland, CA Redevelopment Agency, Tax Allocation Bonds, 5.00% (FGIC INS), 9/1/2010	AAA/Aaa/AAA		2,182,820
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		California--continued
$1,855,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Second Series-Issue 29B), 5.00% (FGIC INS), 5/1/2012	AAA/Aaa/AAA		$2,045,175
1,500,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Second Series-Issue 29B), 5.25% (FGIC INS), 5/1/2013	AAA/Aaa/AAA		1,685,055
		TOTAL			14,457,246
		Colorado--4.1%
725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	NR		733,395
200,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	A-/NR/NR		201,088
500,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	NR		505,575
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	BB+/NR/ NR		536,625
865,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.40%, 12/1/2016	NR		956,102
1,855,000		Denver, CO City & County Airport Authority, Airport Revenue Bonds, (Series E), 6.00% (MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa/AAA		2,126,980
700,000		High Plains, CO Metropolitan District, Revenue Bonds, (Series 2005A), 6.125% (Original Issue Yield: 6.25%), 12/1/2025	NR		706,475
300,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	A-/NR/NR		301,632
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (Original Issue Yield: 7.05%), 12/1/2024	NR		552,390
		TOTAL			6,620,262
		Connecticut--0.5%
750,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.75% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.90%), 12/1/2023	BBB+/NR/NR		802,222
		District of Columbia--1.3%
2,000,000		District of Columbia, Refunding UT GO (Series 2002C), 5.25% (XL Capital Assurance Inc. INS), 6/1/2010	AAA/Aaa/AAA		2,182,260
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Florida--4.9%
$1,000,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		$1,112,190
600,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		664,356
800,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	NR		813,672
715,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		729,629
870,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		882,893
750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	BB+/Ba2/BB+		823,823
485,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	NR		500,884
1,960,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds, 5.625% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.889%), 11/15/2020	BBB+/NR/BBB+		2,027,287
380,000		Plantation, FL, Refunding & Improvement Projects Revenue Bonds, 5.00% (FSA INS), 8/15/2020	NR/Aaa/AAA		413,261
		TOTAL			7,967,995
		Georgia--1.9%
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	NR		760,087
2,115,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 11/1/2015	AAA/Aaa/AAA		2,349,765
		TOTAL			3,109,852
		Hawaii--1.0%
1,550,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	NR		1,695,638
		Illinois--3.2%
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 12/1/2012	AAA/Aaa/AAA		1,118,200
1,790,000		Chicago, IL O'Hare International Airport, Second Lien Passenger Facilities Revenue Bonds (Series B), 5.50% (AMBAC INS), 1/1/2015	AAA/Aaa/AAA		1,974,764
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$1,000,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.626% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	NR		$1,045,500
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Augustana College)/(Original Issue Yield: 5.05%), 10/1/2014	NR/Baa1/NR		1,053,540
		TOTAL			5,192,004
		Indiana--0.7%
1,000,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005), 5.50% (Ascension Health Credit Group), 11/15/2009	AA/Aa2/AA		1,087,640
		Iowa--0.3%
500,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018	NR/NR/BBB		524,690
		Kansas--1.4%
2,000,000		Wichita, KS Water & Sewer Utility, Revenue Bonds (Series 2003), 5.00% (FGIC INS), 10/1/2011	AAA/Aaa/AAA		2,202,400
		Kentucky--1.4%
2,000,000		Kentucky EDFA, Revenue Bonds (Series A), 6.25% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.45%), 10/1/2012	NR/NR/BBB+		2,200,620
		Louisiana--3.1%
1,535,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2014	AAA/Aaa/AAA		1,726,645
1,630,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2015	AAA/Aaa/AAA		1,823,807
1,500,000		West Feliciana Parish, LA, PCR Bonds, 7.00% (Entergy Gulf States, Inc.), 11/1/2015	BBB-/Ba1/NR		1,528,575
		TOTAL			5,079,027
		Massachusetts--3.1%
2,500,000		Commonwealth of Massachusetts, LT GO Bonds (Series C), 5.50% (FSA INS), 11/1/2010	AAA/Aaa/AAA		2,785,775
2,105,000		Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds (Nuclear Project 3-A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa/AAA		2,300,112
		TOTAL			5,085,887
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Michigan--4.6%
$2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/ (United States Treasury PRF 5/1/2012 @100), 5/1/2018	AAA/Baa2/NR		$2,315,840
500,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20% (Otsego Memorial Hospital Obligated Group)/ (Original Issue Yield: 6.45%), 1/1/2025	NR		507,615
1,000,000		Grand Rapids & Kent County, MI Joint Building Authority, Revenue Bonds, 5.25%, 12/1/2011	AAA/Aaa/NR		1,112,810
250,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital), 7/1/2020	BBB/NR/NR		267,667
2,000,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School District)/(FSA INS), 6/1/2010	AAA/NR/AAA		2,169,940
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.625% (Henry Ford Health System, MI), 3/1/2017	A-/A1/NR		1,090,950
		TOTAL			7,464,822
		Mississippi--1.8%
1,500,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	BBB/Baa2/NR		1,830,735
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023	BBB+/NR/NR		1,067,300
		TOTAL			2,898,035
		Missouri--2.3%
1,450,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2009	AAA/Aaa/AAA		1,560,302
1,060,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2010	AAA/Aaa/AAA		1,154,679
910,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa/AAA		1,000,472
		TOTAL			3,715,453
		Nevada--3.1%
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013, maturity 3/1/2038	BBB-/Baa2/NR		2,134,460
800,000	[2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	NR		841,608
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$1,000,000		Las Vegas, NV Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 5.50%, 6/1/2013	NR		$1,035,220
990,000		North Las Vegas, NV Special Improvement District No. 60, Local Improvement Special Assessment Bonds (Series 2002), 6.40% (Aliante), 12/1/2022	NR		1,021,928
		TOTAL			5,033,216
		New Jersey--1.7%
600,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	NR/NR/BBB-		640,644
1,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	B+/NR/BB		957,380
1,000,000		Passaic Valley, NJ Sewer Authority, Sewer System Revenue Bonds (Series F), 5.00% (FGIC INS), 12/1/2011	NR/Aaa/AAA		1,103,210
		TOTAL			2,701,234
		New Mexico--0.8%
1,300,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005, maturity 6/1/2032	BBB/Baa3/NR		1,306,890
		New York--10.8%
380,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.25% (St. Francis Hospital and Health Centers), 3/1/2019	NR		397,108
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	NR/Baa1/NR		2,103,740
4,000,000		Metropolitan Transportation Authority, NY, Refunding Transportation Revenue Bonds (Series 2002F), 5.00% (MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa/AAA		4,409,040
800,000	[2]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	NR		823,560
500,000		New York City, NY, UT GO Bonds, (Series 2001F), 5.25%, 8/1/2011	A+/A1/A+		549,295
2,000,000		New York City, NY, UT GO Bonds, (Series D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	A+/A1/A+		2,121,680
2,360,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 2001A), 5.00% (NYSARC, Inc.)/ (FSA INS), 7/1/2010	AAA/Aaa/AAA		2,569,898
1,490,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.25% (Brooklyn Law School)/ (Radian Asset Assurance INS), 7/1/2009	AA/NR/NR		1,609,275
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		New York--continued
$1,595,000		New York State Urban Development Corp., Correctional & Youth Facilities Service Contract Bonds (Series 2002C), 4.00% (New York State)/(XL Capital Assurance, Inc. INS), 1/1/2010	AAA/Aaa/AAA		$1,650,681
1,225,000		Unadilla, NY Central School District No. 2, UT GO Bonds, 4.50% (FGIC INS), 6/15/2011	AAA/Aaa/AAA		1,309,525
		TOTAL			17,543,802
		North Carolina--3.7%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series D), 5.50%, 1/1/2014	BBB/Baa2/BBB+		1,105,360
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	NR/NR/A		518,030
965,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.50% (Arc of North Carolina Projects), 10/1/2024	NR/Baa1/NR		979,359
3,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%, 1/1/2014	BBB+/A3/A		3,327,960
		TOTAL			5,930,709
		Ohio--2.1%
3,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3/BBB		3,137,940
250,000	[2]	Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	NR		269,248
		TOTAL			3,407,188
		Oregon--0.6%
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community), 12/1/2018	NR		1,031,430
		Pennsylvania--8.2%
1,400,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.30%), 11/15/2015	B/B1/B+		1,699,446
400,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/ (Original Issue Yield: 6.32%), 8/15/2019	NR/NR /BB		414,108
281,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds, 5.90% (Wesbury United Methodist Community Obligated Group), 8/15/2009	NR/NR/BB		285,277
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$750,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2002A), 6.00% (Wesley Affiliated Services, Inc. Obligated Group), 1/1/2013	NR		$767,198
1,500,000		Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series A), 6.25% (UPMC Health System), 1/15/2018	A+/NR/A		1,696,125
3,975,000		Pennsylvania State IDA, EDRBs, 5.25% (AMBAC INS), 7/1/2011	AAA/Aaa/AAA		4,402,432
1,300,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series 2003A), 5.00% (MBIA Insurance Corp. INS), 12/1/2010	AAA/Aaa/AAA		1,421,953
1,000,000		Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds, 5.25% (AMBAC INS), 12/15/2011	AAA/Aaa/AAA		1,113,770
1,460,000		State Public School Building Authority, PA, Revenue Bonds, 5.25% (MBIA Insurance Corp. INS), 9/1/2008	AAA/Aaa/AAA		1,517,261
		TOTAL			13,317,570
		South Carolina--0.7%
1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	BBB/Baa2/NR		1,130,960
		Texas--5.2%
1,000,000		Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 6.50% (Sears Methodist Retirement), 11/15/2020	NR		1,025,050
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003D), 5.40% TOBs (TXU Energy), Mandatory Tender 10/1/2014, maturity 10/1/2029	BBB/Baa2/BBB		1,072,640
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	NR		1,082,190
1,500,000		Houston, TX Airport System, Subordinated Lien Revenue Bonds, 5.25% (FSA INS), 7/1/2012	AAA/Aaa/AAA		1,667,850
500,000		Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 6.25% (Buckingham Senior Living Community), 2/15/2020	NR		508,850
1,475,000		Houston, TX Hotel Occupancy Tax, Convention & Entertainment Special Revenue Bonds (Series 2001B), 5.375% (AMBAC INS), 9/1/2013	AAA/Aaa/AAA		1,638,755
250,000		Sabine River Authority, TX, Refunding PCR Bonds (Series 2003A), 5.80% (TXU Energy), 7/1/2022	BBB/Baa2/NR		269,413
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.25% (Mother Frances Hospital), 7/1/2012	NR/Baa1/BBB+		1,080,250
		TOTAL			8,344,998
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Virginia--3.6%
$839,000		Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	NR		$861,158
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	NR		1,034,190
2,600,000		Chesapeake, VA Hospital Authority, Refunding Revenue Bonds (Series 2004A), 5.25% (Chesapeake General Hospital), 7/1/2011	NR/A3/NR		2,810,288
1,000,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.50%), 12/1/2023	NR		1,114,530
		TOTAL			5,820,166
		Washington--5.4%
500,000		Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds, 6.00% (Skagit Valley Hospital), 12/1/2018	NR/Baa3/NR		547,540
1,005,000		Snohomish County, WA Public Utility District No. 001, Refunding Generation System Revenue Bonds (Series 2002B), 5.25% (FSA INS), 12/1/2012	AAA/Aaa/AAA		1,123,791
1,000,000		Spokane, WA, Refunding LT GO Bonds, 5.00% (FGIC INS), 6/1/2011	AAA/Aaa/AAA		1,093,160
1,420,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	BBB/Baa3/NR		1,508,551
1,000,000		Washington State Public Power Supply System, Nuclear Project No, 2 Revenue Refunding Bonds (Series 1992A), 6.30% (Energy Northwest, WA)/(Original Issue Yield: 6.40%), 7/1/2012	AA-/Aaa/AA		1,175,790
1,435,000		Yakima County, WA, LT GO Bonds (2002), 5.00% (AMBAC INS), 12/1/2010	NR/Aaa/AAA		1,564,322
1,495,000		Yakima County, WA, LT GO Bonds (2002), 5.25% (AMBAC INS), 12/1/2011	NR/Aaa/AAA		1,661,797
		TOTAL			8,674,951
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Wisconsin--2.4%
$200,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Southeastern Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	BBB+/NR/NR		$212,310
500,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.125% (Southwest Health Center)/(Original Issue Yield: 6.15%), 4/1/2024	NR		505,895
2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015	BBB+/NR/A		2,177,560
970,000		Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	NR		1,026,085
		TOTAL			3,921,850
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $154,789,431)			160,913,445
		SHORT-TERM MUNICIPALS--0.7%
		Alaska--0.7%
1,100,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD) (AT AMORTIZED COST)	A-1+/VMIG1/NR		1,100,000
		TOTAL MUNICIPAL INVESTMENTS--100% (IDENTIFIED COST $155,889,431) [3]			162,013,445
		OTHER ASSETS AND LIABILITIES--NET			621,043
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES			(61,025,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS			$101,609,488

At May 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Current credit ratings provided by Standard & Poor's, Moody's Investors Service, and Fitch Ratings, respectively.

2 Denotes a restricted security, including securities purchased under Rule 144A of Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $3,710,962 which represents 2.3% of total market value.

3 The cost of investments for federal tax purposes amounts to $155,889,020.

Note: The categories of investments are shown as a percentage of total market value at May 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CDA	--Community Development Administration
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDRBs	-- Industrial Development Revenue Bonds
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

May 31, 2005 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Investments in securities, at value	$145,198,125	$162,013,445
Cash	28,102	20,084
Income receivable	2,386,293	2,554,932
Receivable for investments sold	15,150	40,300
TOTAL ASSETS	147,627,670	164,628,761
Liabilities:
Income distribution payable--Common Shares	511,949	451,554
Income distribution payable--Preferred Shares	18,387	32,172
Payable for daily variation margin	31,719	63,438
Payable for investments purchased	--	1,419,000
Accrued expenses	28,129	28,109
TOTAL LIABILITIES	590,184	1,994,273
Auction Market Preferred Shares (2,147 and 2,441 shares, respectively, authorized and issued at $25,000 per share)	$53,675,000	$61,025,000
Net Assets Applicable to Common Shares Consist of:
Paid-in capital	$86,627,147	$98,478,870
Net unrealized appreciation of investments and futures contracts	9,651,211	5,283,206
Accumulated net realized loss on investments, swap contracts and futures contracts	(3,338,506)	(2,620,378)
Undistributed net investment income	422,634	467,790
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$93,362,486	$101,609,488
Common Shares Outstanding ($0.01 par value, unlimited shares authorized):	6,112,815	6,946,981
Net asset value per share	$15.27	$14.63
Investments, at identified cost	$135,192,390	$155,889,431

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended May 31, 2005 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$3,894,958	$3,727,986
Expenses:
Investment adviser fee (Note 5)	398,259	445,321
Administrative personnel and services fee (Note 5)	74,795	74,795
Custodian fees	1,493	2,164
Transfer and dividend disbursing agent fees and expenses	16,920	16,672
Directors'/Trustees' fees	5,530	5,564
Auditing fees	18,200	18,200
Legal fees	1,807	1,812
Portfolio accounting fees	36,370	36,359
Printing and postage	8,638	13,556
Insurance premiums	7,504	4,427
Auction agent fees	3,241	2,965
Trailer commission fees (Note 2)	67,839	77,129
Miscellaneous	22,235	23,667
TOTAL EXPENSES	662,831	722,631
Waivers (Note 5):
Waiver of investment adviser fee	(144,438)	(161,551)
Waiver of administrative personnel and services fee	(60,319)	(31,681)
TOTAL WAIVERS	(204,757)	(193,232)
Net expenses	458,074	529,399
Net investment income	3,436,884	3,198,587
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Futures Contracts:
Net realized loss on investments and swap contracts	(944,001)	(979,796)
Net realized gain on futures contracts	124,824	10,324
Net change in unrealized appreciation of investments	4,570,913	2,084,443
Net change in unrealized depreciation of futures contracts	(354,524)	(835,974)
Net change in unrealized depreciation on swap contracts	537,446	555,176
Net realized and unrealized gain on investments, swap contracts and futures contracts	3,934,658	834,173
Income distributions declared to Preferred Shareholders	(527,776)	(622,186)
Change in net assets resulting from operations applicable to Common Shares	$6,843,766	$3,410,574

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Federated Premier Municipal Income Fund		Federated Premier Intermediate Municipal Income Fund
	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,436,884	$6,934,820	$3,198,587	$6,271,800
Net realized loss on investments, swap contracts and futures contracts	(819,177)	(2,312,475)	(969,472)	(1,593,334)
Net change in unrealized appreciation/depreciation of investment, swap contracts and futures contracts	4,753,835	2,715,004	1,803,645	559,419
Distributions from net investment income--Preferred Shares	(527,776)	(601,562)	(622,186)	(693,390)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	6,843,766	6,735,787	3,410,574	4,544,495
Distributions to Common Shareholders:
Distributions from net investment income--Common Shares	(3,071,688)	(6,142,154)	(2,709,323)	(5,418,645)
Share Transactions Applicable to Common Shares:
Net asset value of shares issued to shareholders in payment of distributions declared	--	46,016	--	--
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	--	46,016	--	--
Change in net assets	3,772,078	639,649	701,251	(874,150)
Net Assets Applicable to Common Shares:
Beginning of period	89,590,408	88,950,759	100,908,237	101,782,387
End of period	$93,362,486	$89,590,408	101,609,488	100,908,237
Undistributed net investment income included at end of period	$422,634	$585,214	$467,790	$600,713

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the "Fund", or collectively as the "Funds") are registered under the Investment Company Act of 1940, as amended (the "Act"), as diversified, closed-end management investment companies.

Prior to commencing operations on December 20, 2002, Federated Premier Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares of beneficial interest (common shares) to Federated Investment Management Company (the "Investment Adviser"). The Fund issued 5,850,000 shares of common stock in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $175,500 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 250,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,147 preferred shares at $25,000 per share before underwriting discount of $0.69 per share. Offering costs of $726,739 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

Prior to commencing operations on December 20, 2002, Federated Premier Intermediate Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares to the Investment Adviser. The Fund issued 6,400,000 shares of common stock in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $192,000 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 540,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,441 preferred shares at $25,000 per share before underwriting discount of $0.70 per share. Offering costs of $793,521 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and paid weekly at a rate set through auction procedures. The dividend rate to preferred shareholders for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at May 31, 2005 was 2.50% and 2.67%, respectively.

Each auction requires the participation of one or more Broker-Dealers. The auction agent, currently Deutsche Bank Trust Company Americas, will enter into agreements with one or more Broker-Dealers selected by the Funds, which provide for the participation of those Broker-Dealers in auctions for preferred shares. The auction agent will pay each Broker-Dealer after each auction, from funds provided by the Funds. The trailer commissions for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund for the six months ended May 31, 2005 were $67,839 and $77,129, respectively.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2005, is as follows:

Federated Premier Municipal Income Fund:

Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	12/23/2002	$1,027,250
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	5/9/2003	$400,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	12/20/2002	$2,475,000
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$800,000

Federated Premier Intermediate Municipal Income Fund:

Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	12/23/2002	$1,027,250
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	5/9/2003	$600,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	12/9/2004	$789,424
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$800,000
Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	2/11/2004	$250,000

Futures Contracts

The Funds periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into bond interest rate futures contracts with brokers, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, each Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2005, the Funds had realized gains on futures contracts as follows:

Federated Premier Municipal Income Fund	$124,824
Federated Premier Intermediate Municipal Income Fund	$10,324

At May 31, 2005, the Funds had the following open futures contracts:

Fund	Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
Federated Premier Municipal Income Fund	June 2005	145 U.S. Treasury Note 10-Year Futures	Short	$(354,524)
Federated Premier Intermediate Municipal Income Fund	June 2005	290 U.S. Treasury Note 10-Year Futures	Short	$(840,808)

Swap Contracts

The Funds may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Funds are on a forward settling basis. For the six months ended May 31, 2005, the Funds had realized losses on swap contracts as follows:

Federated Premier Municipal Income Fund	$(1,074,618)
Federated Premier Intermediate Municipal Income Fund	$(981,882)

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Funds use swaps for hedging purposes to reduce their exposure to interest rate fluctuations.

At May 31, 2005, the Federated Premier Municipal Income Fund and the Federated Premier Intermediate Municipal Income Fund had no open swap contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. COMMON SHARES

The following tables summarize share activity:

Federated Premier Municipal Income Fund	Six Months Ended 5/31/2005	Year Ended 11/30/2004
Shares issued	--	--
Shares issued to shareholders in payment of distributions declared	--	3,144
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	--	3,144

Federated Premier Intermediate Municipal Income Fund	Six Months Ended 5/31/2005	Year Ended 11/30/2004
Shares issued	--	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	--	--

4. FEDERAL TAX INFORMATION

At May 31, 2005, the following amounts apply for federal income tax purposes:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation	[1]
Federated Premier Municipal Income Fund	$135,192,079	$10,089,415	$(83,369)	$10,006,046
Federated Premier Intermediate Municipal Income Fund	$155,889,020	$ 6,171,869	$ (47,444)	$ 6,124,425

1 Excluding any unrealized depreciation on futures contracts.

At November 30, 2004, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $2,519,574 and $1,656,055, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Capital loss carryforward to expire in:	2011	2012	Total Capital Loss Carryforward
Fund:
Federated Premier Municipal Income Fund	$207,100	$2,312,474	$2,519,574
Federated Premier Intermediate Municipal Income Fund	$ 57,890	$1,598,165	$1,656,055

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Each Fund has entered into an Investment Management Agreement (the "Agreement") with Federated Investment Management Company (the "Adviser") to serve as investment manager to the Fund. Pursuant to the Agreement, each Fund pays the Adviser an annual management fee, payable daily, at the annual rate of 0.55% of the Fund's managed assets.

In order to reduce fund expenses, the Adviser has contractually agreed to waive a portion of its investment adviser fee at the annual rate of 0.20% of the average daily value of each Fund's managed assets, inclusive of any assets attributable to any preferred shares that may be issued, from the commencement of operations through December 31, 2007, and at a declining rate thereafter through December 31, 2010.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides each Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Organizational Expenses

Each Fund paid its organizational and offering expenses of up to $0.03 per common share. The Adviser paid organizational expenses and offering costs of each Fund that exceeded $0.03 per Common Share.

Interfund Transactions

During the six months ended May 31, 2005, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$3,525,000	$4,550,630
Federated Premier Intermediate Municipal Income Fund	$5,600,000	$4,700,000

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. PREFERRED SHARES

On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered and currently have outstanding 2,147 and 2,441 Auction Market Preferred Shares (AMPS), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.

Whenever AMPS are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on preferred shares have been paid, the Funds satisfy the 200% asset coverage requirement, and certain other requirements imposed by any Nationally Recognized Statistical Ratings Organizations (NRSROs) rating the preferred shares have been met. Should these requirements not be met, or should dividends accrued on the AMPS not be paid, the Funds may be restricted in their ability to declare dividends to common shareholders or may be required to redeem certain of the AMPS. At May 31, 2005, there were no such restrictions on the Funds.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005, were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$ 1,689,925	$ 2,882,193
Federated Premier Intermediate Municipal Income Fund	$11,999,450	$13,245,658

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. SUBSEQUENT DIVIDEND DECLARATIONS--COMMON SHARES

On June 13, 2005, the Funds declared common share dividend distributions from their respective tax-exempt net investment income which were payable on July 1, 2005, to shareholders of record on June 23, 2005, as follows:

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Dividend per share	$0.08375	$0.06500

Board Review of Advisory Contract

As required by the 1940 Act, the Funds' Board has reviewed each Fund's investment advisory contract. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and is guided by them in its review of each Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-245-0242 x7538. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select "Closed-End Funds," select the name of the Fund, select "Shareholder and Regulatory Reports," then select "sec.gov" opposite "SEC filings" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Closed-End Funds," selecting the name of the Fund, selecting "Shareholder and Regulatory Reports," and then selecting "sec.gov" opposite "SEC filings" to access the link to Form N-Q.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-245-0242 ext. 7538 or e-mail CEinfo@federatedinv.com.

Federated
World-Class Investment Manager

Federated Premier Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31423P108
Cusip 31423P207
Cusip 31423M105
Cusip 31423M204

28583 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

------------------------------------------------------------------------------------------
                           (a)          (b)            (c)                  (d)
        Period            Total       Average    Total number of    Maximum number (or
                        number of    price paid   common shares     approximate dollar
                          common     per common     (or units)       value) of common
                        shares (or   share (or     purchased as   shares (or units) that
                          units)       unit)         part of       may yet be purchased
                        purchased                    publicly       under the plans or
                                                 announced plans         programs
                                                   or programs
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #1                   -0-           NA            -0-                 None
(December 1, 2004 -
December 31, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #2                   -0-           NA            -0-                 None
(January 1, 2005-
January 31, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #3                   -0-           NA            -0-                 None
(February 1,
2005-February 28,
2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #4                   -0-           NA            -0-                 None
(March 1, 2005-
March 31, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #5                   -0-           NA            -0-                 None
(April 1, 2005-
April 30, 2005
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #6                   -0-           NA            -0-                 None
(May 1, 2005-
May 31, 2005
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL                      -0-           NA            -0-                  NA

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                           (a)          (b)            (c)                  (d)
        Period            Total       Average    Total number of    Maximum number (or
                        number of    price paid     preferred       approximate dollar
                        preferred       per         shares (or      value) of preferred
                        shares (or   preferred        units)      shares (or units) that
                          units)     share (or     purchased as    may yet be purchased
                        purchased      unit)         part of        under the plans or
                                                     publicly            programs
                                                 announced plans
                                                   or programs
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #1                   -0-           NA            -0-                 None
(December 1, 2004 -
December 31, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #2                   -0-           NA            -0-                 None
(January 1, 2005-
January 31, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #3                   -0-           NA            -0-                 None
(February 1,
2005-February 28,
2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #4                   -0-           NA            -0-                 None
(March 1, 2005-
March 31, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #5                   -0-           NA            -0-                 None
(April 1, 2005-
April 30, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #6                   -0-           NA            -0-                 None
(May 1, 2005-
May 31, 2005)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL                      -0-           NA            -0-                  NA

------------------------------------------------------------------------------------------

Item 10.    Submission of Matters to a Vote of Security Holders

            No changes to report.

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Intermediate Municipal Income Fund

By          /S/Richard J. Thomas
              Richard J. Thomas, Principal Financial Officer

Date        July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/J. Christopher Donahue
             J. Christopher Donahue, Principal Executive Officer

Date        July 15, 2005

By          /S/ Richard J. Thomas
               Richard J. Thomas, Principal Financial Officer

Date        July 15, 2005